Interest and Other Income from Continuing Operations (Details) - Schedule of Interest and Other Income from Continuing Operations - AUD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Interest income
Interest income		$ 268,419	$ 16,436	$ 2,504
Total interest income		268,419	16,436	2,504
Other income
R&D Tax Incentive	[1]	4,019,285	3,914,230	4,669,405
Other grant	[2]			454,120
Miscellaneous Income			2,103
Total other income		4,019,285	3,916,333	5,123,525
Total interest and other income from continuing operations		$ 4,287,704	$ 3,932,769	$ 5,126,029

[1]	A 43.5% R&D Tax incentive refundable tax offset, will be available to eligible small companies with an annual aggregate turnover of less than $20 million. For the years ended June 30, 2024, June 30, 2023 and June 30, 2022, the Group is eligible to receive the refundable tax offset, the management with input from an independent expert, has applied judgement when assessing activities and expenditures that are likely to be eligible under the incentive scheme and therefore recorded $4,019,285, $3,914,230 and $4,669,405 in other income, respectively.
[2]	Other grant relates to the receipt of grant funding awarded by Michael J. Fox Foundation for Parkinson’s Research during the year ended June 30, 2022.